Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			162 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
New benefits accrued				$ 0
Pension benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	$ 11,581
Fair value of plan assets at end of period	8,600	$ 11,581		8,600
Pension benefits qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	11,032	11,956
Service cost	19	17	$ 14
Interest cost	348	296	325
Plan participants’ contributions	0	0
Actuarial loss (gain)	(2,256)	(414)
Benefits paid	(966)	(818)
Settlements, Curtailments, and Amendments	(29)	(2)
Foreign exchange impact	(7)	(3)
Benefit obligation at end of period	8,141	11,032	11,956	8,141
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	11,581	12,061
Actual return on plan assets	(1,998)	324
Employer contribution	16	15
Plan participants’ contributions	0	0
Benefits paid	(966)	(818)
Settlement	(29)	0
Foreign exchange impact	(4)	(1)
Fair value of plan assets at end of period	8,600	11,581	12,061	8,600
Funded status at end of period	459	549		459
Amounts recognized on the consolidated balance sheet at end of period, Assets	522	620		522
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(63)	(71)		(63)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	226	134	121
Pension benefits qualified [Member] | Cash balance plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	221	133
Pension benefits qualified [Member] | Canada pension plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	5
Plan settlement	29
Pension benefits nonqualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	501	556
Service cost	0	0	0
Interest cost	12	12	16
Plan participants’ contributions	0	0
Actuarial loss (gain)	(76)	(18)
Benefits paid	(46)	(49)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	391	501	556	391
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contribution	46	49
Plan participants’ contributions	0	0
Benefits paid	(46)	(49)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of period	0	0	0	0
Funded status at end of period	(391)	(501)		(391)
Amounts recognized on the consolidated balance sheet at end of period, Assets	0	0		0
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(391)	(501)		(391)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	1	2	3
Other benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	439	491
Service cost	0	0	0
Interest cost	9	11	16
Plan participants’ contributions	39	40
Actuarial loss (gain)	(103)	(34)
Benefits paid	(75)	(69)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	309	439	491	309
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	550	549
Actual return on plan assets	(45)	25
Employer contribution	7	5
Plan participants’ contributions	39	40
Benefits paid	(75)	(69)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of period	476	550	549	476
Funded status at end of period	167	111		167
Amounts recognized on the consolidated balance sheet at end of period, Assets	181	133		181
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(14)	(22)		$ (14)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	$ 0	$ 0	$ 0